Note 12 - Segmented Information - Geographic Information (Details) - CAD ($)	Sep. 30, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 13,203,727	$ 12,477,791
Canada 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	11,397,151	10,713,334
United States 1 [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 1,806,576	$ 1,706,457